Investments	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Nonparticipant-Directed Investment [Line Items]
Investments	3. Investments Assets held in the Plan are managed and investment transactions are executed by the Trustee or other outside mutual fund companies.